Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES	25. COMMITMENT AND CONTINGENCIES The Group does not have any material commitments and contingencies as of December 31, 2025